Stock-Based Compensation - Summary of Performance Share Units Plan (Detail) (Performance Share Units [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	349,925	200,702
Number of PSUs\DSUs\RSUs, granted	165,500	206,405
Number of PSUs\DSUs\RSUs units, in lieu of dividends	3,296	3,498
Number of PSUs, forfeited	(57,938)	(60,680)
Ending Balance	460,783	349,925